LONG - TERM BORROWINGS AND OTHER NOTE PAYABLES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Debt outstanding	$ 700,000
Debt maturity date	Sep. 30, 2021
Debt discount	$ 112,300
Accrude rate of interest	8.00%
Debt balloon payment amount	$ 700,000
Accrued interest on debt	110,100
Accretion of debt discount expenses	$ 82,300
19% Note Payable - Finance Company [Member]
Description of debt payment terms	Over thirty-six equal payments of $1,200 through May 8, 2018.
Description of frequency of periodic payment	Monthly
Principal payments	$ 1,200
6% Loan Payable [Member]
Principal payments	$ 5,000